PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 13,194	$ 14,496
Actual return on plan assets	1,994	(155)
Employer contributions	2,342	2,411
Foreign currency exchange rate changes	(1,917)	(500)
Benefit payments	(3,110)	(3,058)
Fair value of plan assets at December 31	12,503	13,194
Employer contributions and benefit payment amounts paid from employer assets	2,300	2,400
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	9,620
Fair value of plan assets at December 31	8,936	9,620
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	3,032
Fair value of plan assets at December 31	2,860	3,032
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	542
Fair value of plan assets at December 31	$ 707	$ 542